OPPENHEIMER MAIN STREET SELECT FUND
The Fund Summary
Investment Objective.
The Fund seeks capital appreciation.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section “About Your Account” beginning on page 13 of the prospectus and in the sections “How to Buy Shares” beginning on page 43 and “Appendix A” in the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - OPPENHEIMER MAIN STREET SELECT FUND	Class A	Class B	Class C	Class R	Class Y
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none	5.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - OPPENHEIMER MAIN STREET SELECT FUND		Class A	Class B	Class C	Class R	Class Y
Management Fees	[1]	0.66%	0.66%	0.66%	0.66%	0.66%
Distribution and/or Service (12b-1) Fees	[1]	0.25%	1.00%	1.00%	0.50%	none
Other Expenses	[1]	0.24%	0.24%	0.24%	0.24%	0.23%
Total Annual Fund Operating Expenses	[1]	1.15%	1.90%	1.90%	1.40%	0.89%
[1]	Expenses have been restated to reflect current fees.

Example.
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the below examples for the period during which such fee waivers and/or expense reimbursements are in effect. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:
If shares are redeemed
Expense Example - OPPENHEIMER MAIN STREET SELECT FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	686	921	1,175	1,900
Class B	695	903	1,236	1,863
Class C	295	603	1,036	2,243
Class R	144	446	771	1,691
Class Y	91	285	495	1,101

If shares are not redeemed
Expense Example, No Redemption - OPPENHEIMER MAIN STREET SELECT FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	686	921	1,175	1,900
Class B	195	603	1,036	1,863
Class C	195	603	1,036	2,243
Class R	144	446	771	1,691
Class Y	91	285	495	1,101

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.
Principal Investment Strategies.
The Fund invests primarily in common stock of a select group of U.S. companies. The Fund’s portfolio will generally be invested in 35 or fewer issuers. It mainly focuses on “larger capitalization” issuers, which it considers to be companies within the market capitalization range of the Russell 1000 Index. However it may invest in companies of any market capitalization and may invest in foreign issuers, including issuers in developing market countries.

While the process may change over time or vary in particular cases, in general the selection process currently uses:
  Fundamental analysis of issuers regarding factors such as financial performance, position in their industry, the strength of their business model and their management;
  Quantitative models to rank securities within each sector to identify potential buy and sell candidates for further research. A number of company-specific factors are analyzed in constructing the models, including valuation, price momentum and company fundamentals; and
  Consideration of market and industry trends and general economic conditions.
The Fund aims to maintain a diversified portfolio across major economic sectors by applying investment parameters for both sector and position size. The portfolio also includes both growth and value stocks. The portfolio managers may sell a security if the stock price is approaching its target; if there has been a deterioration in the company’s competitive position or poor execution by the company’s management; or if more attractive alternative investment ideas have been identified.
Principal Risks.
The price of the Fund’s shares can go up and down substantially. The value of the Fund’s investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Risks of Investing in Stocks. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual stocks generally do not all move in the same direction at the same time. For example, “growth” stocks may perform well under circumstances in which “value” stocks in general have fallen. A variety of factors can affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.

Risks of Focused Investing. Although the Fund is a diversified fund, it normally focuses its investments in a relatively small number of issuers, which may make the value of its shares more volatile than if it invested more widely. At times, the Fund may hold a significant portion of its assets in companies in a particular industry or market sector. As a result, events (such as changes in economic conditions, government regulations, market declines, or the availability of basic resources or supplies) that affect that particular industry or sector more than others may have a greater effect on the Fund’s performance. It might also be more difficult for the Fund to sell portfolio securities at a price it considers appropriate if it holds larger blocks of stock because it invests in fewer issuers.

          Industry and Sector Focus. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of stocks of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector. To some extent that risk may be limited by the Fund’s policy of not concentrating its investments in any one industry.

Risks of Foreign Investing. Foreign securities are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. As a result, the value of the Fund’s net assets may change on days when you will not be able to purchase or redeem the Fund’s shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to only limited or no regulatory oversight.

Who Is the Fund Designed For? The Fund is designed primarily for investors seeking capital appreciation. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund that focuses on the common stock of a select group of companies. The Fund is not designed for investors needing current income. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s Past Performance.
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance (for Class A Shares) from calendar year to calendar year and by showing how the Fund’s average annual returns for the periods of time shown in the table compare with those of a broad measure of market performance. The Fund’s past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund’s website: https://www.oppenheimerfunds.com/fund/MainStreetSelectFund

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 23.99% (2nd Qtr 09) and the lowest return for a calendar quarter was -22.24% (4th Qtr 08). For the period from January 1, 2016 to September 30, 2016 the cumulative return (not annualized) before sales charges and taxes was 4.86%.
The following table shows the average annual total returns for each class of the Fund’s shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Average Annual Total Returns for the periods ended December 31, 2015
Average Annual Total Returns - OPPENHEIMER MAIN STREET SELECT FUND	1 Year	5 Years	10 Years	Inception Date
Class A Shares	(7.04%)	7.75%	5.04%	Sep. 25, 2000
Class A Shares | Return After Taxes on Distributions	(9.41%)	7.08%	4.28%	Sep. 25, 2000
Class A Shares | Return After Taxes on Distributions and Sale of Fund Shares	(2.03%)	6.05%	3.87%	Sep. 25, 2000
Class B Shares	(6.43%)	7.86%	5.16%	Sep. 25, 2000
Class C Shares	(2.98%)	8.22%	4.88%	Sep. 25, 2000
Class R Shares	(1.60%)	8.75%	5.37%	Mar. 01, 2001
Class Y Shares	(1.07%)	9.35%	6.03%	Sep. 25, 2000
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	0.48%	12.18%	7.35%
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)	0.92%	12.44%	7.40%